Recorded Liabilities for Policyholder Account Balances (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Insurance Reserves [Line Items]
Policyholder account balances	$ 25,886	$ 26,262	$ 26,345
Investment contracts
Insurance Reserves [Line Items]
Policyholder account balances		18,280	18,880
Investment contracts | Annuity contracts
Insurance Reserves [Line Items]
Policyholder account balances		13,323	13,353
Investment contracts | GICs, funding agreements and FABNs
Insurance Reserves [Line Items]
Policyholder account balances		2,152	2,623
Investment contracts | Structured settlements without life contingencies
Insurance Reserves [Line Items]
Policyholder account balances		2,078	2,195
Investment contracts | Supplementary contracts without life contingencies
Insurance Reserves [Line Items]
Policyholder account balances		691	671
Investment contracts | Other
Insurance Reserves [Line Items]
Policyholder account balances		36	38
Universal life insurance contracts
Insurance Reserves [Line Items]
Policyholder account balances		$ 7,982	$ 7,465